Property and Equipment (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Schedule of Property and Equipment

When acquiring Xing, our property and equipment balance increased by $7,418,789.  Our property and equipment consisted of the following as of:

	September 30, 2016	December 31, 2015
Land and building	$6,270,000	$-
Trucks and coolers	630,000	-
Other property and equipment	602,182	76,551
Less: accumulated depreciation	(156,200)	(10,215)
	$7,345,982	$66,336

Property and equipment consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Property and equipment	$76,551	$101,994
Less: accumulated depreciation	(10,215)	(36,541)
	$66,336	$65,453

Xing Group [Member]
Schedule of Property and Equipment

As of June 30, 2016 and December 31, 2015, property and equipment consisted of the following:

	June 30, 2016	December 31, 2015

Building and improvements	$3,314,927	$3,314,927
Equipment	1,447,118	1,447,118
Vehicles	1,298,602	1,274,629
Furniture and office equipment	1,020,090	907,391
Computer and software	225,445	225,445
Total property and equipment	7,306,182	7,169,510
Less: accumulated depreciation	(3,350,129)	(3,134,634)
Property and equipment, net	$3,956,053	$4,034,876

As of December 31, 2015 and 2014, property and equipment consisted of the following:

	2014	2015

Building and improvements	$3,314,927	$3,314,927
Equipment	1,447,118	1,291,497
Vehicles	1,274,629	1,022,161
Furniture and office equipment	907,391	783,935
Computer and software	225,445	225,445
Total property and equipment	7,169,510	6,637,965
Less: accumulated depreciation	(3,134,634)	(2,805,212)
Property and equipment, net	$4,034,876	$3,832,753